T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

November 30, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.7%
CALIFORNIA 98.6%
Abag Fin. Auth. for Nonprofit, Odd Fellows Home, Series A,
5.00%, 4/1/32	2,700	3,015
Abag Fin. Auth. for Nonprofit, Odd Fellows Home, Series A,
5.00%, 4/1/42	1,000	1,103
Abag Fin. Auth. for Nonprofit, Sharp Healthcare, Series A,
5.00%, 8/1/43	5,000	5,571
Adelanto Public Utility Auth. , Utility System Project, Series A,
5.00%, 7/1/39 (1)	2,000	2,425
Alameda Corridor Transportation Auth. , Senior Lien, Series A,
5.00%, 10/1/29 (1)	4,095	4,649
Anaheim Community Fac. Dist. , Platinum Triangle, Series 08-1,
4.00%, 9/1/36	2,000	2,145
Anaheim Housing & Public Improvements Auth. , Electric Utility
Distributions, 5.00%, 10/1/35 (Prerefunded 10/1/21) (2)	850	912
Anaheim Housing & Public Improvements Auth. , Electric Utility
Distributions, 5.00%, 10/1/41 (Prerefunded 10/1/21) (2)	945	1,014
Anaheim Housing & Public Improvements Auth. , Electric Utility
Distributions, Unrefunded Balance, 5.00%, 10/1/35	1,150	1,228
Anaheim Housing & Public Improvements Auth. , Electric Utility
Distributions, Unrefunded Balance, 5.00%, 10/1/41	1,280	1,361
Anaheim PFA, Electric Utility Distributions, Series A, 5.375%,
10/1/36 (Prerefunded 4/1/21) (2)	2,500	2,648
Bay Area Toll Auth. , Series F-1, 5.00%, 4/1/54 (Prerefunded
4/1/24) (2)	1,500	1,758
Bay Area Toll Auth. , San Francisco Bay Area, Series S-6, 5.00%,
10/1/54 (Prerefunded 10/1/24) (2)	5,365	6,377
California, Construction Bonds, GO, 4.00%, 10/1/44	1,850	2,123
California, Various Purpose, GO, 5.00%, 9/1/31	3,000	3,202
California, Various Purpose, GO, 5.00%, 4/1/37	5,000	5,594
California, Various Purpose, GO, 5.00%, 10/1/39	2,375	2,766
California, Various Purpose, GO, 5.00%, 4/1/43	2,550	2,839
California, Various Purpose, GO, 5.00%, 11/1/43	2,300	2,602
California, Various Purpose, GO, 5.50%, 3/1/40	2,000	2,021

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California, Various Purpose, Refunding, GO, 5.00%, 9/1/31	2,500	2,844
California Community Housing Agency, Verdant at Green Valley
Project, Series A, 5.00%, 8/1/49 (3)	2,000	2,260
California Dept. of Water Resources, Power Supply, Unrefunded
Balance, Series L, 5.00%, 5/1/22	760	772
California Dept. of Water Resources, Water System, Series AS,
5.00%, 12/1/29 (Prerefunded 12/1/24) (2)	5	6
California Dept. of Water Resources, Water System, Unrefunded
Balance, Series AS, 5.00%, 12/1/29	2,140	2,539
California EFA, Series A, 5.00%, 12/1/44	3,500	4,212
California EFA, Chapman Univ. , 5.00%, 4/1/31	1,750	1,838
California EFA, Chapman Univ. , 5.00%, 4/1/36	4,260	4,968
California EFA, Pepperdine Univ. , 5.00%, 9/1/33 (Prerefunded
9/1/22) (2)	1,180	1,310
California EFA, Pepperdine Univ. , Unrefunded Balance, 5.00%,
9/1/33	820	898
California EFA, Univ. of San Francisco, Series A, 5.00%,
10/1/38	1,300	1,610
California EFA, Univ. of San Francisco, Series A, 5.00%,
10/1/43	4,500	5,497
California HFFA, Cedars-Sinai Medical Center, 5.00%, 8/15/21	1,000	1,070
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28	560	684
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/29	6,880	8,379
California HFFA, Hope Obligated Group, 5.00%, 11/15/49	3,100	3,663
California HFFA, Kaiser Permanente, Series D, VRDN, 5.00%,
11/1/32 (Tender 11/1/22)	5,560	6,169
California HFFA, Lucile Salter Packard Children's Hosp. , Series
A, 5.00%, 11/15/56	3,350	4,015
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/34	700	823
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/39	1,300	1,511
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/44	1,400	1,612
California HFFA, Providence Health & Services, Series A, 5.00%,
10/1/38 (Prerefunded 10/1/24) (2)	2,160	2,556

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California HFFA, Providence Healthcare & Services, Unrefunded
Balance, Series A, 5.00%, 10/1/38	2,840	3,258
California HFFA, Saint Joseph Health System, Series A, 5.00%,
7/1/37	3,385	3,786
California HFFA, Stanford Hosp. & Clinics, Series A, 5.00%,
8/15/42	2,500	2,737
California HFFA, Sutter Health, Series A, 5.00%, 11/15/22	410	458
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33	1,250	1,566
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34	1,200	1,500
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35	1,000	1,242
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38	2,000	2,448
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41	4,000	4,681
California HFFA, Sutter Health, Series B, 5.00%, 11/15/46	2,500	2,955
California HFFA, Sutter Health, Series D, 5.25%, 8/15/31	5,250	5,613
California Housing Fin. Agency, Series A, 4.25%, 1/15/35	1,525	1,777
California Infrastructure & Economic Dev. Bank, Academy
Motion Picture Arts & Science, 5.00%, 11/1/41	2,840	3,180
California Municipal Fin. Auth. , Azusa Pacific Univ. , Series B,
5.00%, 4/1/27	1,000	1,134
California Municipal Fin. Auth. , Azusa Pacific Univ. , Series B,
5.00%, 4/1/28	1,000	1,129
California Municipal Fin. Auth. , Baptist Univ. , Series A, 5.00%,
11/1/36 (3)	1,920	2,202
California Municipal Fin. Auth., Bella Mente Montessori
Academy, Series A, 5.00%, 6/1/28 (3)	425	488
California Municipal Fin. Auth., Bella Mente Montessori
Academy, Series A, 5.00%, 6/1/38 (3)	845	985
California Municipal Fin. Auth., Bella Mente Montessori
Academy, Series A, 5.00%, 6/1/48 (3)	1,150	1,319
California Municipal Fin. Auth. , Bowles Hall Foundation, Series
A, 5.00%, 6/1/35	300	339
California Municipal Fin. Auth. , Bowles Hall Foundation, Series
A, 5.00%, 6/1/50	2,250	2,499
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39	500	562
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49	1,425	1,583
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California Municipal Fin. Auth., Channing House Project, Series
A, 5.00%, 5/15/35	1,000	1,210
California Municipal Fin. Auth., Channing House Project, Series
B, 5.00%, 5/15/47	2,200	2,584
California Municipal Fin. Auth. , CHF-Davis I, LLC-West Village,
5.00%, 5/15/48	4,025	4,754
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33	1,000	1,182
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36	2,550	2,995
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/36	365	443
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/37	315	381
California Municipal Fin. Auth. , LINXS APM Project, Series A,
5.00%, 12/31/38 (4)	1,500	1,776
California Municipal Fin. Auth. , LINXS APM Project, Series A,
5.00%, 12/31/43 (4)	5,500	6,440
California Municipal Fin. Auth. , LINXS APM Project, Series A,
5.00%, 12/31/47 (4)	2,500	2,914
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/39	1,000	1,180
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/49	2,250	2,621
California Municipal Fin. Auth. , National University, Series A,
5.00%, 4/1/29	1,045	1,336
California Municipal Fin. Auth. , National University, Series A,
5.00%, 4/1/30	1,245	1,577
California Municipal Fin. Auth. , National University, Series A,
5.00%, 4/1/32	1,035	1,292
California Municipal Fin. Auth. , National University, Series A,
5.00%, 4/1/40	1,000	1,221
California Municipal Fin. Auth. , National University, Series A,
5.00%, 4/1/41	1,000	1,218
California Municipal Fin. Auth. , Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43	1,950	2,355
California Municipal Fin. Auth. , Paradise Valley Estates Project,
Series A, 5.00%, 1/1/30	510	632

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California Municipal Fin. Auth. , Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31	375	462
California Municipal Fin. Auth. , Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32	350	430
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/26	950	1,149
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28	705	880
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29	780	987
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/31	1,000	1,295
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32	1,025	1,343
California Municipal Fin. Auth., University of San Diego, Series
A, 5.00%, 10/1/49	4,500	5,573
California PFA, Henry Mayo Newhall Hosp. , 5.00%, 10/15/37	1,000	1,142
California PFA, Henry Mayo Newhall Hosp. , 5.00%, 10/15/47	3,200	3,603
California Pollution Control Fin. Auth., Waste Managemet
Project, Series A, PCR, VRDN, 2.50%, 7/1/31 (Tender 5/1/24)
(4)	2,625	2,713
California Public Works Board, Series B, 5.00%, 10/1/34	1,275	1,482
California Public Works Board, Coalinga State Hosp. , Series E,
5.00%, 6/1/25	2,000	2,258
California Public Works Board, Judicial Council Project, Series
A, 5.00%, 3/1/38	1,250	1,383
California Public Works Board, Regents Univ. , Series G, 5.00%, 12/1/28 (Prerefunded 12/1/21) (2)
	4,000	4,322
California Public Works Board, Univ. Project, Series B, 5.00%,
10/1/31 (Prerefunded 10/1/21) (2)	1,200	1,290
California School Fin. Auth. , Aspire Public Schools, 5.00%,
8/1/41 (3)	2,000	2,225
California School Fin. Auth. , Kipp Socal Public School, Series A,
5.00%, 7/1/39 (3)	1,000	1,208
California School Fin. Auth. , Kipp Socal Public School, Series A,
5.00%, 7/1/49 (3)	850	1,009
California School Fin. Auth. , New Designs Charter School ADA,
Series A, 5.00%, 6/1/40 (3)	690	784
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California School Fin. Auth. , New Designs Charter School ADA,
Series A, 5.00%, 6/1/50 (3)	1,030	1,156
California Statewide CDA, 4.00%, 9/2/29	1,000	1,130
California Statewide CDA, 5.00%, 11/15/44 (1)	1,750	2,001
California Statewide CDA, 5.00%, 9/2/49	1,000	1,168
California Statewide CDA, Adventist Health West, Series A,
5.00%, 3/1/48	1,840	2,188
California Statewide CDA, American Baptist Homes of the West,
Series A, 5.00%, 10/1/43	1,250	1,330
California Statewide CDA, Charleston Project, Series A, 5.25%,
11/1/44 (3)	1,500	1,649
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34	1,250	1,454
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35	1,000	1,161
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40	950	1,093
California Statewide CDA, Children's Hosp. , Series A, VRDN,
0.63%, 8/15/47	425	425
California Statewide CDA, Cottage Health, 5.00%, 11/1/40	2,850	2,927
California Statewide CDA, Cottage Health, 5.00%, 11/1/43	5,215	5,898
California Statewide CDA, Culinary Institute of America, Series
B, 5.00%, 7/1/36	1,000	1,157
California Statewide CDA, Culinary Institute of America, Series
B, 5.00%, 7/1/41	1,560	1,787
California Statewide CDA, Enloe Medical Center, 5.00%,
8/15/38	2,500	2,945
California Statewide CDA, Episcopal Communities & Services,
5.00%, 5/15/42	1,500	1,604
California Statewide CDA, Front Porch Communities, Series A,
5.00%, 4/1/28	390	477
California Statewide CDA, Front Porch Communities, Series A,
5.00%, 4/1/31	175	211
California Statewide CDA, Front Porch Communities, Series A,
5.00%, 4/1/47	1,750	2,039
California Statewide CDA, Huntington Memorial Hosp. , Series B,
5.00%, 7/1/29	2,680	3,063
California Statewide CDA, Huntington Memorial Hosp. , Series B,
5.00%, 7/1/44	2,750	3,088

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43	1,750	2,091
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/48	5,650	6,730
California Statewide CDA, Infrastructure Project, Series A,
5.00%, 9/2/39	1,325	1,573
California Statewide CDA, Infrastructure Project, Series A,
5.00%, 9/2/48	1,000	1,174
California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51	2,100	2,280
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46	1,000	1,172
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/51	1,750	2,035
California Statewide CDA, John Muir Health, Series A, 5.00%,
12/1/53	1,000	1,179
California Statewide CDA, Kaiser Permanente, Series A, 5.00%,
4/1/42	10,000	10,862
California Statewide CDA, Lancer Educational Project, Series A,
5.00%, 6/1/34 (3)	375	444
California Statewide CDA, Lancer Educational Project, Series A,
5.00%, 6/1/39 (3)	675	786
California Statewide CDA, Lancer Educational Project, Series A,
5.00%, 6/1/51 (3)	2,145	2,465
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (3)	1,000	1,151
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (3)	500	567
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/54	2,500	2,779
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (3)	3,250	3,802
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38	750	889
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43	1,800	2,111
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/48	2,910	3,392

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California Statewide CDA, Polytechnic School, 5.00%, 12/1/29	2,500	2,507
California Statewide CDA, Polytechnic School, 5.00%, 12/1/34	1,050	1,053
California Statewide CDA, Sutter Health, Series A, 5.00%,
8/15/32	6,200	6,779
California Statewide CDA, Terraces at San Joaquin Garden,
Series A, 6.00%, 10/1/42	680	763
California Statewide CDA, Terraces at San Joaquin Garden,
Series A, 6.00%, 10/1/47	2,500	2,801
California Statewide CDA, Trinity Health, 5.00%, 12/1/41	3,735	3,982
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26	950	1,138
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28	1,230	1,492
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42	3,700	4,318
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30	125	160
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31	150	190
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32	100	126
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33	125	157
California Tobacco Securitization Agency, 5.25%, 6/1/21	1,210	1,227
Contra Costa Water Dist. , Series R, 5.00%, 10/1/33	1,000	1,137
Del Mar Race Track Auth. , 5.00%, 10/1/35	1,665	1,860
Del Mar Race Track Auth. , 5.00%, 10/1/36	1,000	1,064
Elk Grove Finance Auth. , Special Tax, 5.00%, 9/1/43	1,040	1,194
Elk Grove Finance Auth. , Special Tax, 5.00%, 9/1/48	1,250	1,429
Federal Home Loan Mortgage Multifamily Variable Rate
Certificate, 3.05%, 4/15/34 (3)	2,000	2,099
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/47	1,650	1,697
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/34	3,500	4,101
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/35	2,000	2,337
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Golden State Tobacco Securitization, Asset Backed, Series A-2,
5.30%, 6/1/37	2,000	2,080
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44	4,600	5,153
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37	3,100	3,540
Irvine, Community Fac. Dist., Special Tax, 5.00%, 9/1/37	1,390	1,616
Irvine, Community Fac. Dist., Special Tax, 5.00%, 9/1/43	2,000	2,307
Irvine, Great Park Improvement Area No. 1, Special Tax, 5.00%,
9/1/34	360	403
Irvine, Great Park Improvement Area No. 1, Special Tax, 5.00%,
9/1/39	1,000	1,112
Irvine, Great Park Improvement Area No. 1, Special Tax, 5.00%,
9/1/44	1,500	1,660
Irvine, Special Assessment, VRDN, 0.65%, 9/2/23 (3)	1,850	1,850
Irvine Unified School Dist. , Community Fac. Dist. , Special Tax,
Series B, 5.00%, 9/1/47	1,300	1,514
Irvine Unified School Dist. , Community Fac. Dist. , Special Tax,
Series C, 5.00%, 9/1/47	525	611
Irvine Unified School Dist. , Community Fac. Dist. , Special Tax,
Series D, 5.00%, 3/1/57	2,350	2,704
Jefferson Union High School Dist. , Series A, GO, 6.45%, 8/1/25
(5)	1,250	1,462
Jefferson Union High School Dist. , Series A, GO, 6.45%, 8/1/29
(5)	1,000	1,317
Jurupa PFA, Special Tax, Series A, 5.00%, 9/1/33	1,175	1,355
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/23	480	521
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/36	1,100	1,166
Lake Elsinore, Community Fac. Dist. No. 2016-2 Canyon Hills,
Special Tax, 5.00%, 9/1/43	2,475	2,845
Lake Elsinore, Community Fac. Dist. No. 2016-2 Canyon Hills,
Special Tax, 5.00%, 9/1/48	3,640	4,168
Long Beach, Marina System Revenue, 5.00%, 5/15/32	1,655	1,894
Long Beach, Marina System Revenue, 5.00%, 5/15/45	2,500	2,822
Long Beach Bond Fin. Auth. , Series A, 5.50%, 11/15/37	2,135	3,009
Long Beach Harbor, Series A, 5.00%, 5/15/37 (4)	1,300	1,560
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Los Angeles Airport, Series A, 4.00%, 5/15/34 (4)	1,000	1,104
Los Angeles Airport, Series B, 5.00%, 5/15/42	930	1,125
Los Angeles Airport, Series D, 5.00%, 5/15/36 (4)	1,500	1,735
Los Angeles Airport, Int'l. Airport, Series A, 5.00%, 5/15/28	5,000	5,090
Los Angeles Airport, Int'l. Airport, Series A, 5.00%, 5/15/35 (4)	500	610
Los Angeles Airport, Int'l. Airport, Series A, 5.00%, 5/15/44 (4)	1,000	1,194
Los Angeles Airport, Int'l. Airport, Series B, 5.00%, 5/15/36 (4)	1,200	1,414
Los Angeles Airport, Int'l. Airport, Series D, 5.00%, 5/15/36 (4)	1,000	1,228
Los Angeles Airport, Int'l. Airport, Series D, 5.00%, 5/15/37 (4)	1,000	1,224
Los Angeles Community College Dist. , Series A, GO, 4.00%,
8/1/33	2,325	2,569
Los Angeles County Facilities, Vermont Corridor County
Administrative Building, Series A, 5.00%, 12/1/43	6,400	7,840
Los Angeles County Public Works Fin. Auth. , Series A, 5.00%,
12/1/33	2,825	3,315
Los Angeles County Public Works Fin. Auth. , Multiple Capital
Project II, 5.00%, 8/1/42	2,000	2,181
Los Angeles County Regional Fin. Auth. , Montecedro, Series A,
5.00%, 11/15/44	2,595	2,853
Los Angeles County Sanitation Dist. Fin. Auth. , Capital Project,
Series A, 5.00%, 10/1/35	2,725	3,207
Los Angeles Dept. of Water, Series A, 5.00%, 7/1/31	1,350	1,634
Los Angeles Dept. of Water, Series B, 5.00%, 7/1/43	2,500	2,739
Los Angeles Dept. of Water, Series B-4-REMK, VRDN, 0.73%,
7/1/35	200	200
Los Angeles Dept. of Water & Power, Electric, Series A, 5.00%,
7/1/29	4,500	5,030
Los Angeles Dept. of Water & Power, Electric, Series D, 5.00%,
7/1/39	4,000	4,619
Los Angeles Municipal Improvement, Real Property, Series B,
5.00%, 3/1/42	2,490	2,689
Los Angeles Unified School Dist. , Election 2008, Series A, GO,
4.00%, 7/1/34	3,750	4,203
Los Angeles Wastewater, Series B, 5.00%, 6/1/32	4,550	4,974
Morgan Hill, Redev. Agency, Series A, 5.00%, 9/1/32	825	933

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

		Par	$ Value
	(Amounts in 000s)
	Morgan Hill, Redev. Agency, Series A, 5.00%, 9/1/33	2,175	2,458
	Mountain View Shoreline Regional Park Community, Series A,
	5.75%, 8/1/40	1,500	1,607
	Norman Y. Mineta San Joes Int'l. Airport, Series A, 5.00%,
	3/1/24 (4)	1,170	1,343
	Norman Y. Mineta San Joes Int'l. Airport, Series A, 5.00%,
	3/1/25 (4)	1,405	1,618
	Norman Y. Mineta San Joes Int'l. Airport, Series A, 5.00%,
	3/1/41 (4)	2,000	2,358
	Norman Y. Mineta San Joes Int'l. Airport, Series A, 5.00%,
	3/1/47 (4)	2,000	2,339
	Norman Y. Mineta San Joes Int'l. Airport, Series C, 5.00%,
	3/1/31	2,000	2,294
	Northern California Energy Auth. , Series A, VRDN, 4.00%,
	7/1/49 (Tender 7/1/24)	3,500	3,834
	Northern California Power Agency, Hydroelectric Project No. 1,
	Series A, 5.00%, 7/1/32	1,400	1,531
	Oakland Unified School Dist. , Alameda County, Series A, GO,
	5.00%, 8/1/34	1,250	1,466
	Oakland Unified School Dist. , Alameda County, Series A, GO,
	5.00%, 8/1/35	1,210	1,416
	Oceanside Unified School Dist. , Capital Appreciation Bonds,
	Zero Coupon, GO, 8/1/28 (6)	5,000	4,231
	Orange County Community Fac. Dist. , No. 2015-1, Esencia
	Village, Series A, 5.25%, 8/15/45	2,930	3,342
	Orange County Community Fac. Dist. , No. 2016-1, Esencia
	Village, Series A, 5.00%, 8/15/36	2,000	2,318
	Palm Springs Airport Revenue, Int'l. Airport, 5.00%, 6/1/29
(4)	(7)	1,500	1,762
	Palo Alto, Limited Obligation, University Ave. , 5.00%, 9/2/26	975	1,072
	Palo Alto, Limited Obligation, University Ave. , 5.00%, 9/2/27	500	549
	Palo Alto, Limited Obligation, University Ave. , 5.00%, 9/2/28	585	642
	Palomar Health, 2004 Election, Series A, Zero Coupon, GO,
	8/1/25 (6)	5,000	4,486
	Pittsburg Redev. Agency, Series A, 5.00%, 9/1/28 (1)	3,000	3,626
	Pittsburg Redev. Agency, Series A, 5.00%, 9/1/29 (1)	1,935	2,335
	Port of Los Angeles Harbor Dept. , Series A, 5.00%, 8/1/36 (4)	4,075	4,657
	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Port of Oakland, Series O, 5.125%, 5/1/30 (4)	1,325	1,393
Port of Oakland, Series O, 5.125%, 5/1/31 (4)	1,250	1,314
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/28 (1)	2,700	3,148
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/29 (1)	1,800	2,091
Ridgecrest Redev. Agency, 6.25%, 6/30/37 (Prerefunded
6/30/20) (2)	2,000	2,060
Riverside County Redev. Successor Agency, Desert Community
Project, Series D, 6.00%, 10/1/37 (Prerefunded 10/1/20) (2)	2,225	2,318
Riverside County Redev. Successor Agency, Housing, Series A,
6.00%, 10/1/39 (Prerefunded 10/1/20) (2)	2,250	2,344
Riverside County Redev. Successor Agency, Interstate 215
Corridor, Series C, 6.75%, 12/1/26	250	275
Riverside County Redev. Successor Agency, Interstate 215
Corridor, Series E, 6.50%, 10/1/40 (Prerefunded 10/1/20) (2)	1,000	1,046
Rocklin, Special Tax, 5.00%, 9/1/37	550	625
Rocklin, Special Tax, 5.00%, 9/1/38	1,000	1,134
Roseville Natural Gas Fin. Auth. , 5.00%, 2/15/21	1,170	1,219
Roseville Natural Gas Fin. Auth. , 5.00%, 2/15/26	1,000	1,186
Sacramento Cogeneration Auth. , Procter & Gamble, 5.25%,
7/1/20 (8)	700	717
Sacramento County Airport, Series A, 5.00%, 7/1/41	2,175	2,562
Sacramento County Airport, Series B, 5.00%, 7/1/41	2,275	2,675
Sacramento County Airport, Series C, 5.00%, 7/1/36 (4)	4,000	4,861
Sacramento County Sanitation Dist. Fin. Auth. , Series B, FRN,
67% of 3M USD LIBOR + 0.53%, 1.96%, 12/1/35 (5)	1,150	1,088
Sacramento Fin. Auth. , 5.00%, 12/1/28 (7)	1,320	1,592
Sacramento Fin. Auth. , 5.00%, 12/1/30 (7)	1,000	1,197
Sacramento Fin. Auth. , 5.00%, 12/1/31 (7)	1,380	1,651
Sacramento Fin. Auth. , 5.00%, 12/1/34 (7)	2,275	2,701
Sacramento Fin. Auth. , Series B, 5.40%, 11/1/20	1,135	1,181
Sacramento Transient Occupancy Tax Revenue, Convention
Center, Series A, 5.00%, 6/1/38	1,240	1,517
Sacramento Transient Occupancy Tax Revenue, Convention
Center, Series A, 5.00%, 6/1/43	4,650	5,608

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
San Bernardino Redev. , Successor Agency, Series A, 5.00%,
12/1/25 (1)	1,275	1,549
San Bernardino Redev. , Successor Agency, Series A, 5.00%,
12/1/31 (1)	1,945	2,367
San Clemente, Special Tax, Community Fac. Dist. No. 2006-1,
5.00%, 9/1/40	985	1,113
San Diego Assn. of Gov. South Bay Expressway, Senior Lien-
Toll, Series A, 5.00%, 7/1/38	2,100	2,542
San Diego Assn. of Gov. South Bay Expressway, Senior Lien-
Toll, Series A, 5.00%, 7/1/42	2,450	2,934
San Diego County Regional Airport Auth. , Series A, 5.00%,
7/1/40	3,025	3,096
San Diego County Regional Airport Auth. , Series A, 5.00%,
7/1/47	1,800	2,149
San Diego County Regional Airport Auth. , Series B, 5.00%,
7/1/35 (4)(9)	1,215	1,503
San Diego County Regional Airport Auth. , Series B, 5.00%,
7/1/37 (4)(9)	1,000	1,229
San Diego County Regional Airport Auth. , Series B, 5.00%,
7/1/38 (4)	2,000	2,219
San Diego County Regional Airport Auth. , Series B, 5.00%,
7/1/38 (4)(9)	1,000	1,225
San Diego County Regional Airport Auth. , Series B, 5.00%,
7/1/39 (4)(9)	600	734
San Diego County Regional Airport Auth. , Series B, 5.00%,
7/1/43 (4)	4,000	4,431
San Diego Public Fac. Fin. Auth. , Capital Improvement Projects,
Series A, 5.00%, 4/15/37	4,000	4,347
San Diego Redev. Agency, Naval Training Center, Series A,
5.50%, 9/1/30 (Prerefunded 9/1/20) (2)	1,000	1,034
San Diego Redev. Agency, Naval Training Center, Series A,
5.75%, 9/1/40 (Prerefunded 9/1/20) (2)	2,000	2,072
San Francisco Bay Area Rapid Transit Dist. Sales Tax Revenue,
Series A, 4.00%, 7/1/37	350	400
San Francisco Bay Area Rapid Transit Dist. Sales Tax Revenue,
Series A, 4.00%, 7/1/39	625	710
San Francisco City & County Int'l. Airport, Commission, Series
A, 5.00%, 5/1/29	1,000	1,218

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

San Francisco City & County Int'l. Airport, Commission, Series
A, 5.00%, 5/1/44 (4)	2,950	3,578

San Francisco City & County Int'l. Airport, Commission, Series
B, 5.00%, 5/1/46 (4)	5,000	5,764

San Francisco City & County Int'l. Airport, Commission, Series
E, 4.00%, 5/1/50 (4)	1,800	1,986

San Francisco City & County Int'l. Airport, Commission, Series F,
5.00%, 5/1/40 (Prerefunded 5/1/20) (2)	5	5

San Francisco City & County Int'l. Airport, Commission,
Unrefunded Balance, Series A, 5.00%, 5/1/47 (4)	3,000	3,516

San Francisco City & County Int'l. Airport, Commission,
Unrefunded Balance, Series F, 5.00%, 5/1/40	1,995	2,026

San Francisco City & County Redev. Fin. Auth. , Mission Bay
North Redevelopment, Series C, 6.50%, 8/1/27 (Prerefunded
2/1/21) (2)	405	431

San Francisco City & County Redev. Fin. Auth. , Mission Bay
North Redevelopment, Series C, 6.75%, 8/1/33 (Prerefunded
2/1/21) (2)	410	437

San Francisco City & County Redev. Fin. Auth. , Mission Bay
South Redevelopment, Series D, 6.625%, 8/1/27 (Prerefunded
2/1/21) (2)	330	352

San Francisco City & County Redev. Fin. Auth. , Mission Bay
South Redevelopment, Series D, 7.00%, 8/1/33 (Prerefunded
2/1/21) (2)	500	535

San Francisco Community College Dist. , GO, 5.00%, 6/15/31	2,505	2,975

San Francisco Municipal Transportation Agency, Series B,
5.00%, 3/1/37	2,000	2,163

San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31 (4)	1,105	1,105

San Jose Redev. Successor Agency, Series A, 5.00%, 8/1/34	2,500	3,104

San Jose Redev. Successor Agency, Merged Area Redev.
Project, Series A1, 5.50%, 8/1/35 (Prerefunded 8/1/20) (2)	1,600	1,648

San Marcos Redev. Successor Agency, Series A, 5.00%,
10/1/31	2,165	2,587

San Marcos Redev. Successor Agency, Series A, 5.00%,
10/1/32	850	1,013

San Marcos Redev. Successor Agency, Series A, 5.00%,
10/1/34	900	1,072

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
San Mateo, Bay Meadows Community Fac. Dist. , No. 2008-1,
Special Tax, 5.375%, 9/1/38	2,000	2,153
San Mateo, Bay Meadows Community Fac. Dist. , No. 2008-1,
Special Tax, 6.00%, 9/1/42	2,000	2,203
San Mateo County Joint Powers Fin. Auth. , Maple Street
Corridor, 5.00%, 6/15/31	1,075	1,249
Santa Margarita Water Dist. , Community Fac. Dist. , No. 2013-1,
5.625%, 9/1/36	1,155	1,276
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36	1,390	1,492
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42	1,500	1,608
Southern California Metropolitan Water Dist. , Series A-1, VRDN,
0.73%, 7/1/37	125	125
Southern California Public Power Auth. , Series A, 5.00%, 7/1/35	2,000	2,043
Southern California Public Power Auth. , Series A, 5.00%, 7/1/40	2,075	2,118
Southern California Public Power Auth. , Windy Point/Windy
Flats Project, 5.00%, 7/1/29	4,000	4,092
Southern California Tobacco Securitization Auth. , Asset
Backed, 5.00%, 6/1/32	1,000	1,241
Southern California Tobacco Securitization Auth. , Asset
Backed, 5.00%, 6/1/35	400	491
Torrance, Memorial Medical Center, Series A, 5.00%, 9/1/40	2,000	2,054
Univ. of California Regents, Series AK, VRDN, 5.00%, 5/15/48
(Tender 5/15/23)	3,700	4,202
Univ. of California Regents, Series AL-2, VRDN, 0.72%, 5/15/48	2,300	2,300
Univ. of California Regents, Series G, 5.00%, 5/15/30
(Prerefunded 5/15/22) (2)	905	993
Univ. of California Regents, Series G, 5.00%, 5/15/30	1,100	1,203
Univ. of California Regents, Series G, 5.00%, 5/15/37
(Prerefunded 5/15/22) (2)	1,015	1,114
Univ. of California Regents, Series G, 5.00%, 5/15/37	1,025	1,115
Univ. of California Regents, Series I, 5.00%, 5/15/28	2,000	2,408
Univ. of California Regents, Series M, 5.00%, 5/15/47	4,250	5,100
Univ. of California Regents, Series O, 5.50%, 5/15/58	9,500	11,935
Univ. of California Regents Medical Center, Series B-1, VRDN,
0.63%, 5/15/32	535	535
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Univ. of California Regents Medical Center, Series L, 4.50%,
5/15/36	1,900	2,168
Washington Township Health Care Dist. , Series A, 5.00%,
7/1/30	500	614
Washington Township Health Care Dist. , Series A, 5.00%,
7/1/31	1,000	1,224
Washington Township Health Care Dist. , Series A, 5.00%,
7/1/36	620	748
West Sacramento Fin. Auth. , Series A, 5.00%, 9/1/26 (6)	2,350	2,781
		707,643

PUERTO RICO 1.0%
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (10)(11)	15	12
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (10)(11)	25	19
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (10)(11)	685	524
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (10)(11)	65	50
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (10)(11)	80	61
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24 (10)(11)	305	233
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25 (10)(11)	100	77
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26 (10)(11)	125	96
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27 (10)(11)	15	12
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32 (10)(11)	50	38
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37 (10)(11)	1,435	1,098
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (10)(11)	15	11
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33 (10)(11)	75	57
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18 (10)(11)	65	49
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27 (10)(11)	30	23
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (10)(11)	80	61
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (10)(11)	60	46
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (10)(11)	20	14
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (10)(11)	35	26
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (10)(11)	25	19
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (10)(11)	245	182
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (10)(11)	70	54
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (10)(11)	25	19
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (10)(11)	625	478
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/27	3,056	2,431
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	1,330	843
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.50%,
7/1/34	349	372
		6,905

VIRGIN ISLANDS 0.1%
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	850	852
		852

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

$ Value
(Amounts in 000s)
Total Investments in Securities 99.7%
(Cost $669,302)	$715,400
Other Assets Less Liabilities 0.3%	2,159
Net Assets 100.0%	$717,559

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Insured by Assured Guaranty Municipal Corporation
(2)	Prerefunded date is used in determining portfolio maturity.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $28,449 and represents 4.0% of net assets.
(4)	Interest subject to alternative minimum tax
(5)	Insured by National Public Finance Guarantee Corporation
(6)	Insured by Assured Guaranty Corporation
(7)	Insured by Build America Mutual Assurance Company
(8)	Escrowed to maturity
(9)	When-issued security
(10)	Non-income producing
(11)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
CDA	Community Development Administration/Authority
COP	Certificate of Participation
EFA	Educational Facility Authority
FRN	Floating Rate Note
GO	General Obligation
HFFA	Health Facility Financing Authority
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price California Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On November 30, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.